UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: 3/31

Date of reporting period: 7/1/14 – 6/30/15

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

Viking Global Equities III, Ltd.

Ticker: N/A                                                   SECURITY ID: N/A
Meeting Date: SEPT 16, 2014

Proposal                                             Mgt Rec  Vote Cast  Sponsor
Approving amendments to the Fund's existing
Memorandum and Articles of Association, updates to
the Fund's allocation policies, deregistration of
the Adviser as a commodity pool operator, and the    For      For        Issuer
assignment of the advisory agreement of Viking
Global Investors Europe LLP to Viking Global
Investors LP.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Blackstone Alternative Alpha Master Fund

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao
Treasurer (Principal Financial and Accounting Officer)

Date	August 28, 2015